Risk Management Section - EU MR2-A: Market risk under Internal Model Approach (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Market Risk [Line Items]
RWA	€ 5,378	€ 3,604
Capital requirements	430	288
VaR (higher of values a and b) [member]
Market Risk [Line Items]
RWA	1,394	649
Capital requirements	112	52
VaR (higher of values a and b) [member] | VaR (a) [member]
Market Risk [Line Items]
RWA	529	209
Capital requirements	42	17
VaR (higher of values a and b) [member] | VaR (b) [member]
Market Risk [Line Items]
RWA	1,394	649
Capital requirements	112	52
SVaR (higher of values a and b) [member]
Market Risk [Line Items]
RWA	3,217	1,750
Capital requirements	257	140
SVaR (higher of values a and b) [member] | SVaR (a) [member]
Market Risk [Line Items]
RWA	1,486	842
Capital requirements	119	67
SVaR (higher of values a and b) [member] | SVaR (b) [member]
Market Risk [Line Items]
RWA	3,217	1,750
Capital requirements	257	140
Incremental risk charge -IRC (higher of values a and b) [member]
Market Risk [Line Items]
RWA	767	1,205
Capital requirements	61	96
Incremental risk charge -IRC (higher of values a and b) [member] | Incremental risk charge -IRC (a) [member]
Market Risk [Line Items]
RWA	727	981
Capital requirements	58	78
Incremental risk charge -IRC (higher of values a and b) [member] | Incremental risk charge -IRC (a) [member]
Market Risk [Line Items]
RWA	767	1,205
Capital requirements	€ 61	€ 96